Note 4 - Revenue - Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract assets - current (unbilled receivables)	$ 9,747	$ 4,994	$ 12,793
Contract liabilities - current (deferred revenue)	9,767	6,120	3,046
Accounts receivable, net	121,490	111,376	$ 84,129
Balance, January 1	6,120	3,046
New advance payments received	94,624	17,551
Recognized as revenue during period	(90,977)	(14,469)
Currency translation	0	(8)
Balance, December 31	$ 9,767	$ 6,120